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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2003
             Check here if Amendment [ ] Amendment Number: _________

                        This Amendment (Check only one):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL 35233

Form 13F File Number:  28-1112

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Michael J. Klyce
Title:   Vice President & Treasurer
Phone:   205-325-2051

Signature, Place and Date of Signing:

--------------------------------------------------------------------------------
(Signature)
Birmingham, AL
February 12, 2004

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

                                 Report Summary:

Number of  Other Included Managers:  0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:

         $ 99,167 (thousands)

List of Other Included Managers:  None

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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

                                                      FORM 13F INFORMATION TABLE

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     Column 1      Column 2   Column 3   Column 4                Column 5             Column 6     Column 7           Column 8
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                                                                                                                Voting authority
                                                                                                                ----------------
   Name of         Title of                Value     Shrs or                         Investment    Other
    Issuer          Class      CUSIP     (x $1000)   prn amt   SH/PRN     Put/Call  Discretion   Managers   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp       Common   020002101      541       12,575    SH                     Sole                   X
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AmSouth
Bancorporation      Common   032165102   28,117    1,147,625    SH                     Sole                   X
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Brown & Brown,
Inc.                Common   115236101    1,045       32,035    SH                     Sole                   X
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DR Horton, Inc.     Common   23331A109    1,644       48,000    SH                     Sole                   X
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Fidelity Natl
Finl, Inc.          Common   316326107      233        6,008    SH                     Sole                   X
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Flagstar Bancorp
Inc.                Common   337930101    3,898      182,000    SH                     Sole                   X
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Indymac
Bancorp,Inc.        Common   456607100    6,807      228,500    SH                     Sole                   X
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MGIC Int Corp Wis   Common   552848103   11,530      202,500    SH                     Sole                   X
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M/I Schottenstein
Homes, Inc.         Common   55305B101    1,359       73,300    SH                     Sole                   X
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New York Cmmty
Bancorp, Inc.       Common   649445103    8,943      265,032    SH                     Sole                   X
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Old Rep Intl Corp   Common   680223104   11,983      472,500    SH                     Sole                   X
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Reinsurance Group
Amer Inc.           Common   759351109      280        7,239    SH                     Sole                   X
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Sanderson Farms
Inc.                Common   800013104    3,673       91,150    SH                     Sole                   X
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Sketchers USA Inc.  Common   830566105    1,410      173,000    SH                     Sole                   X
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Stanley Furniture
Inc.                Common   854305208    2,426       77,000    SH                     Sole                   X
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Torchmark Corp      Common   891027104    2,505       55,000    SH                     Sole                   X
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Fresh Del Monte
Produce Inc.        Common   G36738105   12,773      536,000    SH                     Sole                   X
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